Leases - Minimum annual operating lease payments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Leases - Minimum Annual Operating Lease Payments Details
Future minimum operating lease payments 2015	$ 393
Future minimum operating lease payments 2016	278
Future minimum operating lease payments 2017	278
Future minimum operating lease payments 2018	278
Future minimum operating lease payments 2019	278
Future minimum operating lease payments therafter	995
Total Minimum operating lease payments	$ 2,500